Related parties	6 Months Ended
Jun. 30, 2019
Related parties
Related parties

6)  Related parties

The related parties are principally equity affiliates and non-consolidated investments. In March 2019, the Group signed final agreements for the acquisition of a 10% direct interest in Arctic LNG2 with Novatek, in which TOTAL holds an interest of 19.40%. For the period ending June 30, 2019, the Group recognized its share of the net income generated by this transaction in Novatek’s financial statements, except for the gain on disposal that has been eliminated.